Expense Example, No Redemption - First Trust Asia Pacific ex-Japan AlphaDEX Fund - First Trust Asia Pacific ex-Japan AlphaDEX Fund	1 Year	3 Years	5 Years	10 Years
USD ($)	82	255	444	990